General (Details Textual) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	May 16, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
General (Textual)
License agreement, description		Under the License Agreement Cima Group received a 1-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the “Common Stock”) on a fully diluted basis as of December 31, 2019. On December 31, 2019, CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company. Upon the conversion of the Series B Preferred shares into common stock, CIMA received an additional 5 million shares pursuant to their anti-dilution warrant agreement.	(i) for the first (1st) calendar year from the Effective Date, $300 to be paid on June 30, 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 to be paid on December 31, 2020; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid on December 31, 2021; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date.
Estimated fair value amount			$ 9,000
Expected useful life			60 months
Depreciation and amortization expense			$ 1,350	$ 1
Cash and cash equivalents		$ 16	343	$ 65	$ 154	$ 93
Negative working capital		3,752	3,846
Accumulated deficit		$ (19,390)	(24,543)		$ (18,070)
Other liability			500
Principal amount of EIDL Loan			$ 83
Accured interest rate			3.75%
SBA note amount	$ 83
Principal and interest payable	$ 10